Stock options (Details 2) (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Options Details 2
Stock based compensation expense for the period	492,000	265,000	344,800
Expected dividends paid per common share	0.00	0.0	0.0
Expected life in years	5 years	4 years	2 years 9 months 18 days
Expected volatility in the price of common shares	74.00%	79.00%	111.00%
Risk free interest rate	1.00%	1.00%	1.50%
Weighted average fair market value per share at grant date	0.55	0.52	0.57
Intrinsic (or "in-the-money") value per share of options exercised	0.76	0.13	0.22